Consolidated Statements of Operations - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
TOTAL REVENUE	[1]	$ 11,879,346	$ 17,602,821
TOTAL COST		10,362,740	15,828,453
GROSS PROFIT		1,516,606	1,774,368
Administrative expenses		2,731,665	4,700,561
Research and development expenses		823,386	799,246
Selling expenses		189,031	458,692
(LOSS) FROM OPERATIONS		(2,227,476)	(4,184,131)
Subsidy income			628
Income from long-term investments			69,621
Other (loss), net		(19,498)	(78,693)
Interest expense and debt discounts, net of interest income		(233,046)	(466,254)
(Loss) income before income taxes		(2,480,020)	(4,658,829)
Income tax (expense)		(14,602)	(20,720)
NET (LOSS)	[2]	$ (2,494,622)	$ (4,679,549)
NET (LOSS) PER SHARE – Basic and Diluted*
Basic	[2],[3]	$ (0.99)	$ (6.54)
Diluted	[2],[3]	$ (0.99)	$ (6.54)
Product [Member]
TOTAL REVENUE		$ 6,119,834	$ 14,129,140
TOTAL COST		6,004,963	12,918,291
Products Related Parties [Member]
TOTAL REVENUE		133,336
Software [Member]
TOTAL REVENUE		513,079	901,838
TOTAL COST		385,153	568,241
Advertising [Member]
TOTAL REVENUE		1,153,942	2,360,606
TOTAL COST		1,117,355	2,194,507
Revenue Project [Member]
TOTAL REVENUE		3,269,470
Maintenance Repair Operations [Member]
TOTAL REVENUE		452,697
TOTAL COST		306,876
Service [Member]
TOTAL REVENUE		115,444
TOTAL COST		46,148
Product and Service, Other [Member]
TOTAL REVENUE		120,978	209,868
TOTAL COST		654	147,414
Other Related Parties [Member]
TOTAL REVENUE		566	1,369
Cost Project [Member]
TOTAL COST		$ 2,501,591

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[3]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.